Shareholder Report, Line Graph (Details) 74300185600_Franklin Multi-Asset Income Fund_Class A_TSR Annual {Class A} - USD ($)								12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Dec. 31, 2019	Aug. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Class A (with sales charge)
Accumulated Value	$ 11,970	$ 11,218	$ 9,722	$ 9,419	$ 10,783	$ 9,980	$ 9,600	$ 13,101
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	10,329	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,524
Franklin Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Multi-Asset Income Blended Benchmark
Accumulated Value	$ 13,071	$ 12,171	$ 10,778	$ 10,284	$ 11,549	$ 10,603	$ 10,000	$ 14,058